PROPERTY AND EQUIPMENT, NET (Tables) - OLD PlayStudios, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Property and Equipment, net

	March 31, 2021	December 31, 2020
Computer equipment	$8,550	$8,328
Leasehold improvements	6,233	6,365
Furniture and fixtures	2,243	2,266
Construction in progress	87	90
Total property and equipment	17,113	17,049
Less: accumulated depreciation	(11,426)	(10,848)
Total property and equipment, net	$5,687	$6,201

	December 31,
	2020	2019
Computer equipment	$8,328	$7,176
Leasehold improvements	6,365	5,953
Furniture and fixtures	2,266	2,081
Construction in progress	90	14
Total property and equipment	17,049	15,224
Less: accumulated depreciation	(10,848)	(7,889)
Total property and equipment, net	$6,201	$7,335

Schedule of Property and equipment, net by region

	March 31, 2021	December 31, 2020
United States	$1,850	$2,098
EMEA(1)	3,282	3,436
All other countries	555	667
Total property and equipment, net	$5,687	$6,201

Europe, Middle East and Africa (“EMEA”). Amounts primarily represent leasehold improvements of local office space and computer equipment.

	December 31,
	2020	2019
United States	$2,098	$2,748
EMEA(1)	3,436	3,607
All other countries	667	980
Total property and equipment, net	$6,201	$7,335
(1)	Europe, Middle East and Africa (“EMEA”). Amounts primarily represent leasehold improvements of local office space and computer equipment.